Revenue - Detailed Information about Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Revenue [abstract]
Sale of products	₨ 1,295,098	$ 17,070	₨ 851,244	₨ 816,558
Sale of services	3,007	40	2,239	2,159
Revenue from contingent rents	13,812	182	15,147	16,729
Total revenue	₨ 1,311,917	$ 17,292	₨ 868,630	₨ 835,446